Disclosure of financial instruments and management of financial risks - Additional information (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of financial instruments and management of financial risks
Exchange rate	1.0389	1.105
Net exposure	€ 12,406	€ 44,033	$ 12,888	$ 48,656
Pre-tax loss if EUR weakened	€ (1,378)	€ (4,893)
Percentage of EUR weakened	10.00%	10.00%
Post-tax loss if EUR weakened	€ (972)	€ (3,451)
Percentage of EUR strengthened	10.00%
Pre-tax loss if EUR strengthened	€ 1,128	4,003
Post-tax loss if EUR strengthened	€ 796	2,823
Percentage of Interest higher	1.00%
Net profit (loss) for the year (before tax)	€ 4,817	€ (4,025)